PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 80,182,000		$ 81,677,000
Less - accumulated depreciation and amortization	(48,274,000)	[1]	(49,131,000)	[1]
Property and equipment, net	31,908,000		32,546,000		34,156,000
Operating equipment, amount subject to lease transactions	26,000,000		25,800,000
Accumulated depreciation and amortization subject to lease transactions	10,400,000		11,300,000
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	46,947,000	[2]	46,991,000	[2]
Office Furniture, Equipment, And Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,858,000		25,116,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,022,000		1,022,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,855,000		2,252,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,412,000		3,197,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,088,000		$ 3,099,000

[1]	As at December 31, 2014 and 2013, an amount of US$ 10.4 million and US$ 11.3 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2014 and 2013, an amount of US$ 26.0 million and US$ 25.8 million is subject to operating lease transactions, respectively.